Risk Report - Market Risk - Trading Market Risk Exposures - Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 % confidence level and one-year capital horizon) (Detail) - EUR (€)
€ in Millions
		Dec. 31, 2024	Dec. 31, 2023
Total [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	€ 501.5	€ 570.3
Credit Trading [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	176.5	90.8
Core Rates [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	125.4	198.7
Emerging Markets [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	229.5	284.5
Other [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	€ (29.9)	€ (3.6)

[1]	All liquidity horizons are set to 12 months
[2]	Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2024 and December 31, 2023, respectively
[3]	Business line breakdowns have been updated for 2024 reporting to better reflect the current business structure